Stock-Based Compensation - Summary of Transactions Related to Grant of Stock Options to Employees and Directors (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Amount
Options outstanding, Beginng Balance	903,096	27,322
Granted	169,300	894,356	0
Exercised	(23,723)	(18,245)
Forfeited	(266)	(337)
Options outstanding, Ending Balance	1,048,407	903,096	27,322
Options exercisable	1,048,407	589,711
Weighted average exercise price per Share
Options outstanding, Beginning Balance	$ 11.99		$ 352.55
Granted	11	$ 1.76
Exercised	1.65	0.0011
Forfeited		0.0011
Options outstanding, Ending Balance	11.98	11.99
Options exercisable	$ 11.98	$ 17.82
Weighted average remaining contractual life
Options outstanding	9 years 3 months 21 days	9 years 7 months 13 days	7 years 1 month 2 days
Granted	9 years 11 months 12 days
Options exercisable	9 years 3 months 21 days	9 years 6 months 25 days
Aggregate intrinsic value
Options outstanding, Beginning Balance	$ 893
Granted		$ 833
Exercised	39
Forfeited	238
Options outstanding, Ending Balance	8,136	893
Options exercisable	$ 8,136	$ 567